SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	2,246,925	1,691,474	1,681,077	1,673,532
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,112,923	1,124,077	1,112,923	1,124,076
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	411,377	477,533	444,454	523,302
2021 Series Convertible Notes Payable - Related Party – Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	18,462	18,462	18,462	18,462
2022 Series Convertible Notes Payable - Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,692	7,692	7,692	7,692
2023 Series Convertible Notes Payable - Stock Settlement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	29,826	12,606	13,102
2023 Series Convertible Notes Payable - Stock Settled - Warrants Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,076	3,076	3,076
2023 Series B Convertible Notes Payable - Stock Settled [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	94,522	24,098	41,487
2023 Series B Convertible Notes Payable - Stock Settled - Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	39,881	23,930	39,881
2024 Series Senior Secured Convertible Notes Payable Stock Settled [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	264,583
2024 Series Senior Secured Convertible Notes Payable Stock Settled Warrants Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	264,583